PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Less: Allowance for credit losses	¥ (79,585)		¥ (8,118)	¥ (5,521)	¥ (9,588)
Total	3,402,812	$ 479,276	3,290,903
Foreign exchange option
PREPAYMENTS AND OTHER CURRENT ASSETS
Value-added tax deductible	2,035,412		1,374,908
Prepayment for income tax and deferred charges	398,359		233,744
Receivables related to discount from a supplier	247,837		324,002
Deposit for customer duty, bidding and others	231,295		181,371
Prepayment of electricity and others	222,115		198,692
Receivables related to disposal of land use rights and property, plant and equipment	89,519		378,900
Prepaid leasehold improvements and other assets	81,882		27,480
Loan receivable	23,459		23,459
Deferred issuance cost for convertible notes	16,866		0
Prepaid insurance premium	14,944		7,281
Refund receivable of U.S. countervailing duties and anti-dumping duties	6,668		480,535
Others	114,041		68,649
Less: Allowance for credit losses	(79,585)		(8,118)
Total	¥ 3,402,812		¥ 3,290,903
Maturity period of derivative	12 months